Fair value estimation - Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Details) - Expected Volatility Measurement Input [Member] - Warrants [Member] - CNY (¥)
¥ in Thousands
6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair value estimation - Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Details) [Line Items]
Description	Warrants
Unobservable inputs	Expected volatility
Relationship of unobservable inputs to fair value	The higher the expected volatility, the higher the fair value
Level 3
Fair value estimation - Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Details) [Line Items]
Fair value	¥ 0	¥ 22,044